SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Revision of Previously Issued Financial Statements - Consolidated Statement of Cash Flows) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revision of Previously Issued Financial Statements
Net loss	$ (158,427)	$ (74,374)	$ (32,103)
Impairment of cryptocurrency assets	18,435	38,319	$ 0
Net gain on disposal of cryptocurrency assets	$ (8,360)	(11,392)
As Reported
Revision of Previously Issued Financial Statements
Net loss		(72,487)
Impairment of cryptocurrency assets		31,757
Net gain on disposal of cryptocurrency assets		(6,717)
Effect of Adjustment
Revision of Previously Issued Financial Statements
Net loss		(1,887)
Impairment of cryptocurrency assets		6,562
Net gain on disposal of cryptocurrency assets		$ (4,675)